UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/06 (Unaudited)

COMMON STOCKS (97.4%)(a)

	Shares	Value

Aerospace and Defense (0.2%)
AAR Corp. (NON) (S)	43,624	$1,039,560
Alliant Techsystems, Inc. (NON)	4,380	339,450
Triumph Group, Inc. (NON) (S)	15,526	656,129
		2,035,139

Airlines (0.6%)
Alaska Air Group, Inc. (NON) (S)	91,921	2,935,038
ExpressJet Holdings, Inc. (NON) (S)	467,845	3,317,021
World Air Holdings, Inc. (NON)	38,443	336,761
		6,588,820

Automotive (2.5%)
BorgWarner, Inc. (S)	184,104	10,149,654
Lear Corp. (S)	2,506	63,527
Tenneco Automotive, Inc. (NON) (S)	660,805	14,504,670
TRW Automotive Holdings Corp. (NON)	151,235	3,886,740
Visteon Corp. (NON) (S)	80,200	421,050
		29,025,641

Banking (4.0%)
Anchor BanCorp Wisconsin, Inc.	39,888	1,241,713
Center Financial Corp.	10,450	253,517
City Holding Co.	26,003	968,872
Corus Bankshares, Inc. (S)	142,564	9,154,034
Cullen/Frost Bankers, Inc. (S)	4,196	225,493
East West Bancorp, Inc.	4,076	150,445
First Citizens BancShares, Inc. Class A	890	170,933
First Regional Bancorp (NON)	2,759	217,409
FirstFed Financial Corp. (NON) (S)	353,634	22,172,852
Frontier Financial Corp.	8,240	270,025
Independent Bank Corp.	32,220	889,916
International Bancshares Corp.	9,843	287,908
Lakeland Financial Corp.	2,100	92,736
PFF Bancorp, Inc. (S)	2,631	83,271
Provident Financial Holdings, Inc.	9,098	262,659
R&G Financial Corp. Class B (Puerto Rico)	327,114	4,249,211
Republic Bancorp, Inc. Class A	8,481	175,472
Southwest Bancorp, Inc.	18,096	403,360
TCF Financial Corp.	2,414	60,326
Texas Regional Bancshares, Inc.	1,334	41,061
Westcorp	51,500	3,563,285
Wilmington Trust Corp. (S)	6,830	283,445
		45,217,943

Biotechnology (0.7%)
Albany Molecular Research, Inc. (NON) (S)	126,141	1,432,962
Arqule, Inc. (NON)	50,005	269,027
Connetics Corp. (NON) (S)	51,556	772,309
Cubist Pharmaceuticals, Inc. (NON)	6,510	140,876
Diversa Corp. (NON)	80,394	433,324
Incyte Pharmaceuticals, Inc. (NON) (S)	61,300	312,017
Regeneron Pharmaceuticals, Inc. (NON) (S)	181,903	2,770,383
Savient Pharmaceuticals, Inc. (NON) (S)	288,100	1,287,807
Stratagene Corp.	27,100	276,420
		7,695,125

Broadcasting (0.2%)
Media General, Inc. Class A (S)	2,800	133,980
Sinclair Broadcast Group, Inc. Class A	280,900	2,235,964
		2,369,944

Building Materials (0.2%)
Tyler Technologies, Inc. (NON)	84,600	736,020
Universal Forest Products, Inc.	34,040	1,949,471
		2,685,491

Chemicals (1.7%)
Arch Chemicals, Inc.	11,710	363,010
Cambrex Corp.	10,260	226,849
FMC Corp. (NON)	6,473	365,207
Georgia Gulf Corp. (S)	485,581	16,606,870
H.B. Fuller Co.	8,560	323,482
Hercules, Inc. (NON)	18,000	210,780
Huntsman Corp. (NON)	23,060	498,557
NewMarket Corp. (NON)	16,480	470,504
		19,065,259

Coal (--%)
Alpha Natural Resources, Inc. (NON)	20,936	492,624

Commercial and Consumer Services (3.6%)
Administaff, Inc. (S)	216,102	9,301,030
ARAMARK Corp. Class B	14,670	390,956
Arbitron, Inc. (S)	156,662	6,219,481
Catalina Marketing Corp. (S)	364,200	8,139,870
CCC Information Services Group (NON)	17,784	470,742
Chemed Corp. (S)	6,270	333,313
Consolidated Graphics, Inc. (NON)	52,722	2,707,802
Escala Group, Inc. (NON) (S)	26,800	769,964
HUB Group, Inc. Class A (NON) (S)	44,967	1,904,352
Jackson Hewitt Tax Service, Inc.	9,800	247,548
John H. Harland Co. (S)	157,700	5,886,941
Manpower, Inc.	5,550	298,757
MoneyGram International, Inc.	8,444	224,273
Pre-Paid Legal Services, Inc. (S)	3,940	150,469
Spherion Corp. (NON) (S)	53,200	595,840
Startek, Inc. (S)	44,100	895,230
TeleTech Holdings, Inc. (NON)	169,470	1,976,020
Unifirst Corp. (S)	14,200	493,592
		41,006,180

Communications Equipment (0.2%)
ADTRAN, Inc. (S)	5,910	173,340
Tekelec (NON) (S)	106,900	1,672,985
		1,846,325

Computers (3.3%)
Agilysys, Inc.	43,376	919,571
Blackbaud, Inc.	12,037	206,916
Brocade Communications Systems, Inc. (NON)	3,276,028	15,069,729
Catapult Communications Corp. (NON)	50,790	603,385
Checkpoint Systems, Inc. (NON) (S)	84,800	2,287,056
Emulex Corp. (NON) (S)	930,839	17,080,896
Logitech International SA ADR (Switzerland) (NON)	7,978	339,065
Magma Design Automation, Inc. (NON) (S)	75,772	766,055
Perot Systems Corp. Class A (NON)	13,193	198,819
		37,471,492

Conglomerates (--%)
Crane Co. (Australia) (S)	5,417	202,162
SPX Corp.	4,260	203,245
		405,407

Construction (--%)
Huttig Building Products, Inc. (NON)	40,938	366,804

Consumer Cyclicals (--%)
Hooker Furniture Corp.	4,500	67,590

Consumer Finance (1.7%)
Accredited Home Lenders Holding Co. (NON) (S)	173,044	9,090,001
Asta Funding, Inc. (S)	25,595	784,999
CompuCredit Corp. (NON) (S)	186,600	7,493,856
Encore Capital Group, Inc. (NON)	4,500	84,870
World Acceptance Corp. (NON)	51,189	1,451,720
		18,905,446

Consumer Goods (2.2%)
American Greetings Corp. Class A	3,830	78,170
Blyth Industries, Inc. (S)	102,832	2,231,454
Chattem, Inc. (NON) (S)	218,810	8,763,341
Darling International, Inc. (NON)	92,049	411,459
Scotts Miracle-Gro Co. (The) Class A	6,740	333,630
Yankee Candle Co., Inc. (The) (S)	548,922	13,777,942
		25,595,996

Consumer Services (0.8%)
Alderwoods Group, Inc. (Canada) (NON)	134,367	2,321,862
Geo Group, Inc. (The) (NON)	42,326	1,035,294
Labor Ready, Inc. (NON)	223,424	5,203,545
		8,560,701

Distribution (--%)
Mannatech, Inc. (S)	15,200	217,056

Electric Utilities (0.4%)
Alliant Energy Corp.	15,560	461,510
Black Hills Corp. (S)	90,398	3,218,169
Cleco Corp. (S)	13,160	288,599
Great Plains Energy, Inc. (S)	11,286	321,990
Westar Energy, Inc.	8,450	174,070

WPS Resources Corp.	4,620	259,090
		4,723,428

Electronics (2.4%)
Greatbatch, Inc. (NON) (S)	4,900	127,596
IXYS Corp. (NON)	106,573	1,145,660
Methode Electronics, Inc. Class A	84,789	1,042,905
Netlogic Microsystems, Inc. (NON) (S)	13,500	490,185
Omnivision Technologies, Inc. (NON) (S)	416,461	10,507,311
Portalplayer, Inc. (NON) (S)	291,000	8,581,590
QLogic Corp. (NON) (S)	11,024	437,322
Stoneridge, Inc. (NON)	51,403	328,465
TriQuint Semiconductor, Inc. (NON) (S)	522,200	2,548,336
TTM Technologies, Inc. (NON)	161,254	1,677,042
Varian, Inc. (NON) (S)	8,000	306,960
		27,193,372

Energy (1.2%)
Atwood Oceanics, Inc. (NON) (S)	12,293	1,194,019
Parker Drilling Co. (NON)	1,054,477	12,632,634
		13,826,653

Energy (Oil Field) (--%)
Clayton Williams Energy, Inc. (NON)	6,970	380,771

Engineering & Construction (0.1%)
Noble International, Ltd. (S)	27,463	579,744

Entertainment (--%)
Speedway Motorsports, Inc.	2,370	84,751

Financial (1.4%)
Advanta Corp. Class B	1,470	50,877
Asset Acceptance Capital Corp. (NON) (S)	36,962	901,873
PMI Group, Inc. (The)	2,577	111,404
Radian Group, Inc.	251,289	14,381,269
Student Loan Corp. (S)	297	65,043
		15,510,466

Food (0.1%)
American Italian Pasta Co. Class A (S)	59,300	216,445
Sanderson Farms, Inc.	5,600	156,800
Sensient Technologies Corp.	15,466	293,235
		666,480

Forest Products and Packaging (1.9%)
Albany International Corp. (S)	247,270	9,148,990
CSS Industries, Inc.	16,918	439,868
Graphic Packaging Corp. (NON)	59,551	161,979
Grief, Inc. Class A	73,598	4,792,702
Louisiana-Pacific Corp. (S)	226,521	6,671,043
		21,214,582

Gaming & Lottery (--%)
Dover Downs Gaming & Entertainment, Inc. (S)	22,200	350,538

Health Care Services (2.8%)
American Dental Partners, Inc. (NON)	15,798	259,087
American Healthways, Inc. (NON)	3,490	155,933
AMICAS, Inc. (NON)	140,700	728,826
AMN Healthcare Services, Inc. (NON)	120,798	2,436,496
Genesis HealthCare Corp. (NON)	107,304	3,932,692
Manor Care, Inc.	554,495	21,680,755
OCA, Inc. (NON) (S)	22,700	9,307
Odyssey Healthcare, Inc. (NON)	63,998	1,304,279
Steris Corp. (S)	13,430	362,610
Universal Health Services, Inc. Class B (S)	13,290	631,408
		31,501,393

Household Furniture and Appliances (0.1%)
Select Comfort Corp. (NON) (S)	25,732	710,203

Insurance (7.7%)
Affirmative Insurance Holdings, Inc.	25,390	361,046
American Equity Investment Life Holding Co. (S)	211,161	2,966,812
American Financial Group, Inc.	4,955	186,407
American Physicians Capital, Inc. (NON) (S)	14,813	724,356
AmerUs Group Co. (S)	369,527	22,677,872
CNA Surety Corp. (NON)	14,200	228,478
Commerce Group, Inc.	71,275	3,841,723
Delphi Financial Group Class A	65,500	3,121,730
Direct General Corp.	37,522	638,624
FPIC Insurance Group, Inc. (NON)	9,403	350,262
HCC Insurance Holdings, Inc. (S)	556,746	17,292,531
Infinity Property & Casualty Corp.	53,038	2,046,206

Mercury General Corp.	897	50,564
Midland Co. (The)	15,843	590,944
National Interstate Corp.	23,643	501,941
Ohio Casualty Corp. (S)	6,757	203,656
Presidential Life Corp.	4,400	94,468
Safety Insurance Group, Inc. (S)	7,097	284,590
Selective Insurance Group (S)	3,186	184,788
Stancorp Financial Group	90,134	4,484,167
State Auto Financial Corp.	5,145	197,928
Stewart Information Services (S)	2,361	126,195
Triad Guaranty, Inc. (NON)	17,854	749,868
United Fire & Casualty Co. (S)	33,700	1,382,374
W.R. Berkley Corp.	363,906	17,976,956
Zenith National Insurance Corp.	110,048	6,084,554
		87,349,040

Investment Banking/Brokerage (1.0%)
A.G. Edwards, Inc.	4,066	193,420
Calamos Asset Management, Inc. Class A	36,327	1,262,000
Eaton Vance Corp.	197,753	5,699,241
IndyMac Bancorp, Inc. (S)	88,800	3,628,368
Nuveen Investments, Inc. Class A	11,680	529,922
		11,312,951

Leisure (0.2%)
Arctic Cat, Inc. (S)	72,022	1,679,553
Marine Products Corp. (S)	19,719	216,317
Polaris Industries, Inc.	6,433	350,920
		2,246,790

Lodging/Tourism (0.4%)
MeriStar Hospitality Corp. (NON)(R) (S)	358,865	3,681,955
MTR Gaming Group, Inc. (NON)	76,906	774,443
		4,456,398

Machinery (3.2%)
AGCO Corp. (NON)	15,630	281,496
Applied Industrial Technologies, Inc. (S)	43,962	1,868,385
Cascade Corp. (S)	43,962	2,244,700
Cummins, Inc. (S)	4,510	438,823
Esterline Technologies Corp. (NON)	9,080	375,640
Kennametal, Inc. (S)	3,770	220,545
Manitowoc Co., Inc. (The)	5,090	338,485
Terex Corp. (NON)	433,717	30,577,049
Wabtec Corp.	9,920	313,174
		36,658,297

Manufacturing (0.9%)
Blount International, Inc. (NON)	41,308	662,993
IDEX Corp. (S)	4,730	217,580
Teleflex, Inc.	134,690	8,494,898
Titan International, Inc. (S)	53,423	942,382
		10,317,853

Medical Technology (1.6%)
Analogic Corp. (S)	39,201	2,175,656
Bausch & Lomb, Inc.	3,487	235,547
Candela Corp. (NON)	21,830	326,795
Conmed Corp. (NON)	2,640	62,410
Diagnostic Products Corp. (S)	1,500	76,200
DJ Orthopedics, Inc. (NON)	6,311	207,190
Edwards Lifesciences Corp. (NON)	12,000	515,280
Epix Pharmaceuticals, Inc. (NON) (S)	96,576	439,421
Immucor, Inc. (NON) (S)	9,390	282,170
LCA-Vision, Inc.	3,200	179,744
Medical Action Industries, Inc. (NON)	12,595	283,388
Mentor Corp. (S)	66,086	2,973,870
PerkinElmer, Inc.	14,470	329,048
Respironics, Inc. (NON)	293,410	10,571,562
Symmetry Medical, Inc. (NON)	5,140	109,379
		18,767,660

Metal Fabricators (0.3%)
Brush Engineered Materials, Inc. (NON)	96,593	2,079,647
Mueller Industries, Inc.	26,669	774,201
USEC, Inc.	21,700	331,793
		3,185,641

Metals (4.9%)
A.M. Castle & Co.	62,787	1,893,028
AK Steel Holding Corp. (NON) (S)	1,585,776	18,252,282
Metal Management, Inc. (S)	10,073	281,339
Quanex Corp. (S)	4,120	255,893
Reliance Steel & Aluminum Co.	27,776	2,208,192
Shiloh Industries, Inc. (NON)	6,400	93,504
Steel Dynamics, Inc. (S)	715,222	33,200,599

		56,184,837

Natural Gas Utilities (0.2%)
Atmos Energy Corp.	6,190	162,673
Dynegy, Inc. Class A (NON)	3,780	20,790
Energen Corp.	4,356	169,971
MDU Resources Group, Inc.	3,025	109,505
National Fuel Gas Co.	4,184	137,654
NICOR, Inc.	4,410	180,369
Transmontaigne, Inc. (NON)	151,036	1,345,731
UGI Corp.	6,605	141,809
		2,268,502

Office Equipment & Supplies (0.3%)
Herman Miller, Inc.	8,870	268,761
Kimball International, Inc. Class B	36,312	510,547
Steelcase, Inc.	156,957	2,644,725
Systemax, Inc. (NON)	56,092	406,106
		3,830,139

Oil & Gas (3.6%)
Cabot Oil & Gas Corp. Class A (S)	5,689	293,382
Callon Petroleum Co. (NON)	66,285	1,254,112
Cimarex Energy Co. (S)	4,700	214,132
Denbury Resources, Inc. (NON)	17,304	515,140
Giant Industries, Inc. (NON) (S)	263,100	18,388,059
Harvest Natural Resources, Inc. (NON) (S)	46,229	440,562
Houston Exploration Co. (NON) (S)	6,350	394,272
Occidental Petroleum Corp.	169,302	16,542,498
Petroleum Development Corp. (NON) (S)	52,418	2,246,635
Plains Exploration & Production Co. (NON)	4,906	219,985
Pogo Producing Co. (S)	6,781	406,792
Remington Oil & Gas Corp. (NON)	9,060	405,888
St. Mary Land & Exploration Co. (S)	6,200	270,568
		41,592,025

Pharmaceuticals (2.2%)
Alkermes, Inc. (NON) (S)	4,350	105,879
Alpharma, Inc. Class A	5,600	187,320
Endo Pharmaceuticals Holdings, Inc. (NON)	96,236	2,761,973
Enzon, Inc. (NON) (S)	88,297	642,802
King Pharmaceuticals, Inc. (NON)	245,971	4,611,956
Medicis Pharmaceutical Corp. Class A (S)	30,580	945,228
Watson Pharmaceuticals, Inc. (NON) (S)	483,304	15,992,529
		25,247,687

Power Producers (--%)
Reliant Resources, Inc. (NON)	6,220	62,946

Publishing (0.1%)
Hollinger International, Inc.	152,145	1,375,391

Railroads (0.1%)
GATX Corp. (S)	3,862	153,360
RailAmerica, Inc. (NON)	43,375	427,244
		580,604

Real Estate (7.0%)
Boykin Lodging Co. (NON)(R) (S)	68,352	888,576
CB Richard Ellis Group, Inc. Class A (NON)	16,190	1,021,913
CBL & Associates Properties (R) (S)	493,856	20,899,986
Cedar Shopping Centers, Inc. (R)	77,500	1,146,225
CentraCore Properties Trust (R)	34,500	980,490
Commercial Net Lease Realty (R) (S)	139,600	3,201,028
Digital Realty Trust, Inc. (R) (S)	74,130	1,919,226
Equity Inns, Inc. (R)	680,210	10,747,318
First Industrial Realty Trust (R) (S)	2,490	97,284
Hospitality Properties Trust (R)	72,809	3,121,322
Innkeepers USA Trust (R)	82,706	1,468,859
Kite Realty Group Trust (R)	6,880	108,498
LaSalle Hotel Properties (R)	2,448	93,563
Lexington Corporate Properties Trust (R) (S)	18,047	400,643
LTC Properties, Inc. (R)	88,636	2,000,515
Macerich Co. (The) (R)	1,845	133,892
Mills Corp. (R) (S)	133,849	5,548,041
National Health Investors, Inc. (R)	225,618	6,181,933
Nationwide Health Properties, Inc. (R) (S)	202,526	4,631,770
Newcastle Investment Corp. (R) (S)	87,274	2,373,853
Novastar Financial, Inc. (R) (S)	42,903	1,351,015
Omega Healthcare Investors, Inc. (R)	183,300	2,403,063
RAIT Investment Trust (R) (S)	231,759	6,282,986
Saul Centers, Inc. (R) (S)	3,820	141,340
Senior Housing Properties Trust (R)	82,900	1,486,397
SL Green Realty Corp. (R)	2,482	208,587
Tanger Factory Outlet Centers (R)	7,823	246,503
Taubman Centers, Inc. (R) (S)	1,225	45,999
Thornburg Mortgage, Inc. (R)	1,300	33,319
Ventas, Inc. (R)	5,879	179,897

		79,344,041

Restaurants (0.9%)
Denny's Corp. (NON)	236,256	971,012
Domino's Pizza, Inc. (S)	330,177	8,224,709
Luby's, Inc. (NON)	68,704	1,003,078
		10,198,799

Retail (8.7%)
American Eagle Outfitters, Inc.	15,100	407,398
BJ's Wholesale Club, Inc. (NON) (S)	4,670	150,094
Blair Corp.	4,953	205,896
Bon-Ton Stores, Inc. (The)	6,600	139,062
Borders Group, Inc.	215,105	5,295,885
Buckle, Inc. (The)	55,372	1,951,863
Cato Corp. (The) Class A (S)	396,990	8,571,014
CSK Auto Corp. (NON)	63,315	1,025,703
Fossil, Inc. (NON) (S)	7,270	172,299
Genesco, Inc. (NON) (S)	21,000	817,950
Ingles Markets, Inc. Class A	20,023	322,170
Nash Finch Co. (S)	192,797	5,706,791
Nu Skin Enterprises, Inc. Class A (S)	251,211	4,888,566
Payless ShoeSource, Inc. (NON) (S)	313,105	7,627,238
Rent-A-Center, Inc. (NON) (S)	611,142	12,528,411
Supervalu, Inc.	666,264	21,273,810
Timberland Co. (The) Class A (NON)	601,353	21,023,301
Too, Inc. (NON)	229,475	6,638,712
Trans World Entertainment Corp. (NON)	82,456	432,069
Wilsons The Leather Experts, Inc. (NON) (S)	34,000	115,600
Zale Corp. (NON) (S)	5,900	144,609
		99,438,441

Schools (1.9%)
Career Education Corp. (NON) (S)	541,820	17,603,732
Education Management Corp. (NON)	147,941	4,529,953
		22,133,685

Semiconductor (0.8%)
Advanced Energy Industries, Inc. (NON)	40,575	636,622
Lam Research Corp. (NON)	122,589	5,691,807
Sigmatel, Inc. (NON)	235,786	3,013,345
		9,341,774

Shipping (0.5%)
ABX Air, Inc. (NON)	100,968	709,805
Arkansas Best Corp. (S)	66,400	2,842,584
CNF Transportation, Inc.	7,060	361,825
General Maritime Corp. (S)	5,300	198,962
Maritrans, Inc.	36,768	965,895
Ryder System, Inc.	9,564	427,511
Wabash National Corp. (S)	21,323	454,820
		5,961,402

Software (7.2%)
Ansoft Corp. (NON) (S)	22,699	796,962
ANSYS, Inc. (NON) (S)	9,063	397,503
Atari, Inc. (NON)	207,200	182,129
BMC Software, Inc. (NON) (S) (SEG)	1,213,631	26,821,245
Citrix Systems, Inc. (NON) (S)	862,113	26,587,565
EPIQ Systems, Inc. (NON) (S)	65,561	1,462,010
Hyperion Solutions Corp. (NON)	326,821	11,245,911
MicroStrategy, Inc. (NON) (S)	110,647	10,634,283
Progress Software Corp. (NON) (S)	6,151	176,903
Quest Software, Inc. (NON) (S)	11,537	182,746
SonicWall, Inc. (NON)	161,406	1,329,985
SPSS, Inc. (NON) (S)	46,844	1,510,251
Synopsys, Inc. (NON)	4,260	94,189
Websense, Inc. (NON)	7,136	470,476
		81,892,158

Technology Services (1.5%)
Acxiom Corp. (S)	433,770	10,267,336
MTS Systems Corp.	17,670	647,606
United Online, Inc.	419,597	5,735,891
		16,650,833

Telecommunications (4.4%)
CenturyTel, Inc. (S)	364,200	12,127,860
Commonwealth Telephone Enterprises, Inc. (S)	45,946	1,533,218
Earthlink, Inc. (NON)	2,241,985	25,603,469
Intrado, Inc. (NON) (S)	65,390	1,663,522
Premiere Global Services, Inc. (NON)	859,945	7,730,906
Talk America Holdings, Inc. (NON)	125,601	1,208,282
Ubiquitel, Inc. (NON)	18,658	182,662
		50,049,919

Textiles (2.6%)
Columbia Sportswear Co. (NON) (S)	190,836	9,856,679
DHB Industries, Inc. (NON)	100,900	494,410
Liz Claiborne, Inc. (S)	5,842	202,834
Tommy Hilfiger Corp. (Hong Kong) (NON)	313,184	5,167,536
Wolverine World Wide, Inc. (S)	594,617	14,300,539
		30,021,998

Toys (1.0%)
Hasbro, Inc.	408,645	8,663,274
Jakks Pacific, Inc. (NON) (S)	101,796	2,311,787
		10,975,061

Transportation Services (--%)
Pacer International, Inc.	7,598	221,634

Trucks & Parts (1.9%)
Autoliv, Inc. (Sweden)	453,398	22,211,968

Total common stocks (cost $912,611,063)		$1,110,239,838

SHORT-TERM INVESTMENTS (19.6%)(a)

	Principal	Value
	amount/shares
Interest in $450,000,000 joint tri-party repurchase agreement dated
January 31, 2006 with Bank of America, LLC due February 1, 2006 with respect to various U.S. Government obligations -- maturity value of
$11,517,417 for an effective yield of 4.43% (collateralized by Fannie Mae securities with a yield of 5.50% and due dates ranging from May 1, 2019 to February 1, 2035 and Freddie Mac securities with a yield of 5.00% due
December 1, 2035 valued at $459,000,000)	$11,516,000	$11,516,000
Short-term investments held as collateral for loaned securities with yields ranging from 4.33% to 4.65% and due dates ranging from February 1,
2006 to March 24, 2006 (d)	198,883,448	198,788,205
Putnam Prime Money Market Fund (e)	13,140,772	13,140,772

Total short-term investments (cost $223,444,977)		$223,444,977

TOTAL INVESTMENTS

Total investments (cost $1,136,056,040) (b)		$1,333,684,815

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
Russell 2000 Index Mini (Long)	201	$14,807,670	Mar-06	$550,826
S&P 500 Index (Long)	6	1,925,400	Mar-06	16,627
S&P MidCap 400 Index Mini (Long)	120	9,411,600	Mar-06	251,282

Total				$818,735

NOTES

(a) Percentages indicated are based on net assets of $1,139,572,740.

(b) The aggregate identified cost on a tax basis is $1,136,184,186, resulting in gross unrealized appreciation and depreciation of $237,560,284 and $40,059,655, respectively, or net unrealized appreciation of $197,500,629.

(NON)	Non-income-producing security.
(S)	Securities on loan, in part or in entirety, at January 31, 2006.
(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31,
2006.
(R)	Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to $192,974,381. The fund received cash collateral of $198,788,205, which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $456,948 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $195,057,568 and $185,116,601, respectively.

At January 31, 2006, liquid assets totaling $26,139,343 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam Mid Cap Value Fund

The fund's portfolio
1/31/06 (Unaudited)
COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Interpublic Group of Cos., Inc. (The) (NON) (S)	665,900	$6,725,590

Aerospace and Defense (1.0%)
L-3 Communications Holdings, Inc.	112,000	9,074,240

Banking (9.4%)
City National Corp.	176,700	13,247,199
Colonial Bancgroup, Inc.	365,300	9,095,970
Comerica, Inc.	82,200	4,559,634
Compass Bancshares, Inc. (S)	242,200	11,799,984
Cullen/Frost Bankers, Inc.	234,100	12,580,534
First Horizon National Corp.	234,400	8,876,728
Marshall & Ilsley Corp.	180,670	7,577,300
Webster Financial Corp. (S)	184,000	8,666,400
Zions Bancorp.	144,170	11,399,522
		87,803,271

Beverage (1.4%)
Molson Coors Brewing Co. Class B	209,700	13,106,250

Building Materials (3.1%)
Sherwin Williams Co. (SEG)	401,500	21,239,350
Vulcan Materials Co.	114,900	8,259,012
		29,498,362

Chemicals (2.0%)
Chemtura Corp.	831,200	10,448,184
Rohm & Haas Co.	166,400	8,469,760
		18,917,944

Coal (1.0%)
CONSOL Energy, Inc.	126,800	9,243,720

Communications Equipment (1.3%)
Avaya, Inc. (NON)	1,194,000	12,596,700

Computers (1.2%)
Logitech International SA ADR (Switzerland) (NON) (S)	268,946	11,430,205

Consumer Finance (2.1%)
AmeriCredit Corp. (NON) (S)	669,200	19,246,192

Consumer Goods (2.4%)
Alberto-Culver Co. (NON)	365,200	16,178,360
Estee Lauder Cos., Inc. (The) Class A	181,300	6,612,011
		22,790,371

Containers (2.2%)
Ball Corp.	180,400	7,306,200
Owens-Illinois, Inc. (NON)	609,900	13,411,701
		20,717,901

Distributors (1.6%)
Hughes Supply, Inc. (SEG)	332,300	15,319,030

Electric Utilities (6.1%)
Ameren Corp.	115,600	5,867,856
American Electric Power Co., Inc.	201,900	7,534,908
Edison International	191,100	8,374,002
Energy East Corp. (S)	236,900	5,886,965
PG&E Corp.	203,400	7,588,854
PPL Corp.	290,800	8,761,804
Progress Energy, Inc.	78,380	3,418,936
Wisconsin Energy Corp.	243,000	10,086,930
		57,520,255

Electronics (5.6%)
Amphenol Corp. Class A	259,300	13,180,219
Avnet, Inc. (NON)	286,700	7,009,815
Jabil Circuit, Inc. (NON)	384,500	15,533,800
MEMC Electronic Materials, Inc. (NON)	362,250	10,353,105
W.W. Grainger, Inc.	91,000	6,454,630
		52,531,569

Energy (2.1%)
National-Oilwell, Inc. (NON)	262,900	19,998,803

Financial (2.6%)
CIT Group, Inc.	290,500	15,495,270
MGIC Investment Corp.	64,200	4,237,842
Radian Group, Inc.	88,600	5,070,578
		24,803,690

Health Care Services (6.6%)
AmerisourceBergen Corp.	507,900	22,164,756
DaVita, Inc. (NON)	169,700	9,291,075
Lincare Holdings, Inc. (NON)	283,600	11,984,936
Omnicare, Inc.	374,000	18,587,800
		62,028,567

Homebuilding (0.3%)
Toll Brothers, Inc. (NON) (S)	83,800	2,849,200

Household Furniture and Appliances (2.1%)
Whirlpool Corp.	246,000	19,847,280

Insurance (2.6%)
Everest Re Group, Ltd. (Barbados)	138,200	13,357,030
Mercury General Corp.	113,610	6,404,196
Stancorp Financial Group	96,200	4,785,950
		24,547,176

Investment Banking/Brokerage (3.6%)
Bear Stearns Cos., Inc. (The)	97,200	12,291,912
Federated Investors, Inc.	249,900	9,648,639
Nuveen Investments, Inc. Class A	265,700	12,054,809
		33,995,360

Leisure (1.0%)
Brunswick Corp.	254,300	9,559,137

Lodging/Tourism (0.8%)
Host Marriott Corp. (R)	350,800	6,998,460

Machinery (2.3%)
Terex Corp. (NON)	299,500	21,114,750

Medical Technology (0.4%)
Hillenbrand Industries, Inc.	81,800	4,026,196

Metals (3.5%)
Phelps Dodge Corp.	103,400	16,595,700
United States Steel Corp. (S)	279,400	16,694,150
		33,289,850

Natural Gas Utilities (0.5%)
National Fuel Gas Co.	131,800	4,336,220

Oil & Gas (6.4%)
Amerada Hess Corp.	59,800	9,257,040
EOG Resources, Inc.	190,600	16,113,324
Newfield Exploration Co. (NON)	324,400	16,998,560
Questar Corp.	112,800	9,190,944
Western Gas Resources, Inc.	170,800	8,113,000
		59,672,868

Pharmaceuticals (3.2%)
Mylan Laboratories, Inc.	659,500	12,992,150
Par Pharmaceutical Cos., Inc. (NON) (S)	516,594	17,088,930
		30,081,080

Power Producers (0.5%)
AES Corp. (The) (NON)	275,200	4,689,408

Real Estate (4.4%)
Archstone-Smith Operating Trust (R)	189,400	8,875,284
CB Richard Ellis Group, Inc. Class A (NON)	220,000	13,886,400
CBL & Associates Properties (R)	174,600	7,389,072
General Growth Properties, Inc. (R)	209,600	10,815,360
		40,966,116

Retail (7.3%)
Claire's Stores, Inc.	275,700	8,728,662
Office Depot, Inc. (NON)	649,900	21,544,185
Rite Aid Corp. (NON) (S)	4,720,600	16,946,954

Ross Stores, Inc.	507,900	14,475,150
Timberland Co. (The) Class A (NON)	208,100	7,275,176
		68,970,127

Shipping (1.8%)
CNF Transportation, Inc.	186,580	9,562,225
YRC Worldwide, Inc. (NON)	152,800	7,615,552
		17,177,777

Software (1.2%)
McAfee, Inc. (NON)	484,800	11,242,512

Technology Services (1.5%)
Ingram Micro, Inc. Class A (NON)	701,700	13,577,895

Telecommunications (0.9%)
Earthlink, Inc. (NON)	702,800	8,025,975

Toys (1.2%)
Mattel, Inc.	667,000	11,005,500

Trucks & Parts (1.1%)
Autoliv, Inc. (Sweden)	210,400	10,307,496

Waste Management (0.8%)
Allied Waste Industries, Inc. (NON)	814,300	7,401,987

Total common stocks (cost $745,593,701)		$937,035,030

SHORT-TERM INVESTMENTS (4.4%)(a)
	Principal	Value
	amount/shares
Short-term investments held as collateral for loaned securities with yields ranging from 4.33%-4.65% and due dates ranging from February 1, 2006
to March 24, 2006 (d)	$40,414,544	$40,335,515
Putnam Prime Money Market Fund (e)	1,024,663	1,024,663

Total short-term investments (cost $41,360,178)		$41,360,178

TOTAL INVESTMENTS
Total investments (cost $786,953,879) (b)		$978,395,208

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)
S&P 500 Index (Long)	4	$1,283,600	Mar-06	$(5,615)

NOTES

(a) Percentages indicated are based on net assets of $939,131,440.

(b) The aggregate identified cost on a tax basis is $787,820,451, resulting in gross unrealized appreciation and depreciation of $210,554,806 and $19,980,049 respectively, or net unrealized appreciation of $190,574,757.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(SEG) A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to $38,861,277. The fund received cash collateral of $40,335,515 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $369,483 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $243,278,889 and $255,993,602, respectively.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006